Acquisitions - Schedule of Assets Acquired and Liabilities Assumed (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands			12 Months Ended
	Aug. 15, 2019	Aug. 08, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Mar. 31, 2020	Sep. 16, 2019	Dec. 31, 2017
Goodwill			$ 227,763		$ 710,962	$ 176,595
Nexway AG [Member]
Property and equipment						70,963
Accounts payable						(34,262)
Accrued expenses						15,788
Goodwill						51,168
Cash						5,776
Accounts receivable						9,831
Prepaid expenses						164
Inventory						50
Right-of-use assets						3,594
Other long-term liabilities						(40)
FaceBank Group, Inc Pre-Merger [Member]
Goodwill			227,763	$ 149,975		176,595
FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member]
Consideration Paid: Series X Convertible Preferred Stock (1,000,000 shares at a fair value of $211.50 per share)		$ 211,500		36,937
Property and equipment		22
Accounts payable		(2,291)
Accrued expenses		(3,205)
Notes payable (in default)		(3,634)
Warrant liability		(4,437)
Due to related parties and affiliates		(295)
Net liabilities assumed		(13,840)
Excess allocated to Intangible assets		143,453
Deferred tax liability		(36,944)
Non-controlling interest		(29,224)
Goodwill		148,055
Total Purchase Price		211,500
FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member] | Human Animation Technologies [Member]
Excess allocated to Intangible assets		123,436
FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member] | Trademark and Trade Names [Member]
Excess allocated to Intangible assets		7,746
FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member] | Animation and Visual Effects Technologies [Member]
Excess allocated to Intangible assets		6,016
FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member] | Digital Asset Library [Member]
Excess allocated to Intangible assets		$ 6,255
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG [Member]
Consideration Paid: Series X Convertible Preferred Stock (1,000,000 shares at a fair value of $211.50 per share)			1,151
Property and equipment	$ 16
Accounts payable	(64)
Accrued expenses	(802)
Deferred tax liability	(1,161)
Goodwill	28,541
Cash	329
Accounts receivable	3,709
Investments	5,671
Financial assets as fair value	2,275
Long-term borrowings	(22,863)
Stock purchase price	19,950		0
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG [Member] | Trademark and Trade Names [Member]
Intangible assets	843
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG [Member] | Customer Relationship [Member]
Intangible assets	2,241
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG [Member] | Intellectual Property [Member]
Intangible assets	$ 1,215
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Consideration Paid: Series X Convertible Preferred Stock (1,000,000 shares at a fair value of $211.50 per share)			$ 450
Property and equipment						70,963	$ 213
Accounts payable						(34,262)	(28,381)
Accrued expenses						15,788	(16,747)
Deferred tax liability							(450)
Non-controlling interest							(3,582)
Goodwill						51,168	45,900
Cash						5,776	4,152
Accounts receivable						9,831	12,900
Long-term borrowings							(24,609)
Prepaid expenses						164	1,169
Inventory						50	61
Right-of-use assets						3,594	3,594
Current portion of lease liability							(756)
Other long-term liabilities						$ (40)	(193)
Lease liability							(2,838)
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member] | Trademark and Trade Names [Member]
Intangible assets							843
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member] | Customer Relationship [Member]
Intangible assets							2,241
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member] | Intellectual Property [Member]
Intangible assets							$ 1,215